Refundable Deposits	12 Months Ended
Dec. 31, 2024
Refundable Deposits [Abstract]
REFUNDABLE DEPOSITS
NOTE 15:	REFUNDABLE DEPOSITS

	As of December 31,	As of December 31,
	2024	2023
Security deposits for energy	7,740	277
Refundable Hosting Deposits	14,216	—
	21,956	277

Security deposits for energy

The security deposits for energy consumption at its operational Paso Pe data center and at its future Yguazu data center in Paraguay totaled $5,931 and $3,379, respectively. On May 13, 2024, the Company amended its power purchase agreement (“PPA”) for its Yguazu data center to increase the contracted power from 100 MW to 200 MW beginning on January 1, 2025. The Company is required to pay security deposits totaling $16,245 between June 2024 and April 2025 for future electricity consumption. The security deposits paid to the energy supplier are refundable at the end of the contract term in December 2027 assuming the Company draws power based on the agreed upon schedule and is not in breach of other clauses in the PPA.

Refundable Hosting Deposits

i.	Panther Creek Hosting Agreement

In September 2024, the Company entered into a Miner hosting agreement (“Panther Creek Hosting Agreement”) with Stronghold Digital Mining Hosting, LLC, a subsidiary of Stronghold Digital Mining, Inc. (together referred to as “Stronghold”), which commenced on October 1, 2024. In connection with the execution of the Hosting Agreement, the Company deposited $7,800 with Stronghold (“Panther Creek Refundable Deposit”).

ii.	Scrubgrass Hosting Agreement

In October 2024, the Company entered into a second Miner hosting agreement (“Scrubgrass Hosting Agreement”) with Stronghold, which commenced on November 1, 2024. In connection with the execution of the Scrubgrass Hosting Agreement, Bitfarms deposited $7,800 with Stronghold (“Scrubgrass Refundable Deposit”).

iii.	Terms of the Panther Creek Refundable Deposit and the Scrubgrass Refundable Deposit (collectively, the “Refundable Hosting Deposits”)

The Refundable Hosting Deposits are equal to the approximate estimated cost of power for three months of operations of the Company’s Miners, which will be repaid in full to the Company within one business day from the end of the initial term expiring on December 31, 2025. The Refundable Hosting Deposits bear an annual interest rate at Secured Overnight Financing Rate (“SOFR”) + 1% (the “Annual Interest Rate”).

The Refundable Hosting Deposits are accounted for as financial assets and recorded at fair value on initial recognition based on the contractual right to receive only each refundable hosting deposit plus interest at the end of the term.

The Annual Interest Rate is lower than the rate used in determining the fair value, resulting in the Panther Creek Refundable Deposit and the Scrubgrass Refundable Deposit being recorded at a fair value of $7,125 and $7,542, respectively, upon initial recognition. Subsequently, the Refundable Deposits are recorded at amortized cost. Refer to Note 23 for more details.